Consolidated Statements of Cash Flows - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018	[1]	Dec. 31, 2017
Statement of cash flows [abstract]
CASH FLOWS FROM OPERATING ACTIVITIES	€ 3,389		€ 3,416		€ 40,188
Profit (loss)	8,116		9,315	[2],[3]	8,207
Adjustments made to obtain the cash flows from operating activities	23,990		21,714		23,927
Depreciation and amortisation cost	3,001		2,425		2,593
Other adjustments	20,989		19,289		21,334
Net increase/(decrease) in operating assets	64,593		51,550		18,349
Financial assets held-for-trading	15,450		(31,656)		(18,114)
Non-trading financial assets mandatorily at fair value through profit or loss	(6,098)		5,795
Financial assets at fair value through profit or loss	4,464		16,275		3,085
Financial assets at fair value through other comprehensive income	1,693		(2,091)
Financial assets available-for-sale					2,494
Financial assets at amortised cost	49,541		61,345
Loans and receivables					32,379
Other operating assets	(457)		1,882		(1,495)
Net increase/(decrease) in operating liabilities	38,469		27,279		30,540
Financial liabilities held-for-trading	6,968		(36,315)		1,933
Financial liabilities designated at fair value through profit or loss	(8,858)		8,312		19,906
Financial liabilities at amortised cost	47,622		60,730		12,006
Other operating liabilities	(7,263)		(5,448)		(3,305)
Income tax recovered/(paid)	(2,593)		(3,342)		(4,137)
CASH FLOWS FROM INVESTING ACTIVITIES	(7,229)		3,148		(4,008)
Payments	14,289		12,936		10,134
Tangible assets	12,766		10,726		7,450
Intangible assets	1,377		1,469		1,538
Investments	63		11		8
Subsidiaries and other business units	83		730		838
Non-current assets held for sale and associated liabilities	0		0		0
Held-to-maturity investments					300
Other payments related to investing activities	0		0		0
Proceeds	7,060		16,084		6,126
Tangible assets	4,091		3,670		3,211
Intangible assets	0		0		0
Investments	686		2,327		883
Subsidiaries and other business units	218		431		263
Non-current assets held for sale and associated liabilities	2,065		9,656		1,382
Held-to-maturity investments					387
Other proceeds related to investing activities	0		0		0
CASH FLOWS FROM FINANCING ACTIVITIES	(10,122)		(3,301)		4,206
Payments	12,159		7,573		7,783
Dividends	3,773		3,118		2,665
Subordinated liabilities	5,123		2,504		2,007
Redemption of own equity instruments	0		0		0
Acquisition of own equity instruments	928		1,026		1,309
Other payments related to financing activities	2,335		925		1,802
Proceeds	2,037		4,272		11,989
Subordinated liabilities	1,090		3,283		2,994
Issuance of own equity instruments	0		0		7,072
Disposal of own equity instruments	947		989		1,331
Other proceeds related to financing activities	0		0		592
EFFECT OF FOREIGN EXCHANGE RATE CHANGES	1,366		(595)		(5,845)
NET INCREASE/(DECREASE) IN CASH AND CASH EQUIVALENTS	(12,596)		2,668		34,541
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	113,663	[1],[4]	110,995		76,454
CASH AND CASH EQUIVALENTS AT END OF PERIOD	101,067		113,663	[4]	110,995	[1]
COMPONENTS OF CASH AND CASH EQUIVALENTS AT END OF THE YEAR
TOTAL CASH AND CASH EQUIVALENTS AT END OF THE YEAR	€ 101,067		€ 113,663	[4]	€ 110,995	[1]

[1]	See reconciliation of IAS 39 as of 31 December 2017 to IFRS 9 as of 1 January 2018 (Note 1.d).
[2]	See further detail regarding the impacts of the entry into force of IFRS 9 as of 1 January 2018 (Note 1.d).
[3]	See further detail regarding the impacts of the entry into force of IFRS 9 as of 1 January 2018 (Note 1.d).
[4]	See reconciliation of IAS 39 as of 31 December 2017 to IFRS 9 as of 1 January 2018 (Note 1.d).